Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

2022 Pay Versus Performance Disclosure

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning the Company’s pay for performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation – Compensation Discussion and Analysis.”

	Summary Compensation	Compensation	Average Summary	Average Compensation	Value of Initial Fixed $100 Investment Based On:
Year	Table Total for PEO ($)(1)	Actually Paid to PEO ($)(2)	Compensation Table Total for Non-PEO NEOs ($) (3)	Actually Paid to Non-PEO NEOs ($) (2)	Total Stockholder Return(4)	Peer Group Total Stockholder Return(4)	Net Income (in $ '000)	Revenue (in $ '000) (5)
2022	7,424,905	8,059,218	2,636,004	2,906,092	297.90	236.28	93,779	3,110,279
2021	7,361,336	4,432,838	2,614,452	1,155,059	295.06	249.34	169,170	1,963,865
2020	4,079,710	22,873,251	1,726,006	12,553,361	335.60	332.88	140,322	1,459,271

(1)	The amounts reported for Mr. Lando (our Chief Executive Officer) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.
(2)	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid to PEO	2022	2021	2020
Summary Compensation Table Total	7,424,905	7,361,336	4,079,710
Less, value of Stock Awards reported in Summary Compensation Table	(5,499,905)	(5,430,085)	(2,999,876)
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	4,260,098	4,267,157	8,838,241
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	164,004	(1,399,216)	8,285,223
Plus, fair value as of vesting date of equity awards granted and vested in the year	1,542,483	606,385	1,177,822
Plus (less), year over year change in fair value of equity awards granted in prior years that vested in the year	167,635	(972,739)	3,492,132
Compensation Actually Paid to Mr. Lando	8,059,218	4,432,838	22,873,251

Average Compensation Actually Paid to Non-PEO NEOs	2022	2021	2020
Average Summary Compensation Table Total	2,636,004	2,614,452	1,726,006
Less, average value of Stock Awards reported in Summary Compensation Table	(1,750,012)	(1,746,271)	(1,024,648)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	1,355,730	1,327,041	3,018,933
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	59,705	(721,319)	6,004,022
Plus, average fair value as of vesting date of equity awards granted and vested in the year	490,488	223,432	402,245
Plus (less), average year over year change in fair value of equity awards granted in prior years that vested in the year	114,176	(542,275)	2,426,802
Compensation Actually Paid to Average Non-PEO NEOs	2,906,092	1,155,059	12,553,361

(3)	The dollar amounts represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lando) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in all applicable years are as follows: Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
(4)	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
(5)	Represents total annual revenue.

Named Executive Officers, Footnote [Text Block]		SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
PEO Total Compensation Amount	[1]	$ 7,424,905	$ 7,361,336	$ 4,079,710
PEO Actually Paid Compensation Amount	[2]	8,059,218	4,432,838	22,873,251
Non-PEO NEO Average Total Compensation Amount	[3]	2,636,004	2,614,452	1,726,006
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 2,906,092	1,155,059	12,553,361
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Company vs Peer Group TSR and Compensation Actually Paid

Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs Net Income

Total Shareholder Return Amount	[4]	$ 297.9	295.06	335.6
Peer Group Total Shareholder Return Amount	[4]	236.28	249.34	332.88
Net Income (Loss)		$ 93,779,000	$ 169,170,000	$ 140,322,000
Company Selected Measure Amount	[5]	3,110,279,000	1,963,865,000	1,459,271,000
Principal Executive Officer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		$ 7,424,905	$ 7,361,336	$ 4,079,710
PEO Actually Paid Compensation Amount		8,059,218	4,432,838	22,873,251
Principal Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,499,905)	(5,430,085)	(2,999,876)
Principal Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,260,098	4,267,157	8,838,241
Principal Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		164,004	(1,399,216)	8,285,223
Principal Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,542,483	606,385	1,177,822
Principal Executive Officer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		167,635	(972,739)	3,492,132
Non Principal Executive Officer And Non Executive Officer [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		2,636,004	2,614,452	1,726,006
PEO Actually Paid Compensation Amount		2,906,092	1,155,059	12,553,361
Non Principal Executive Officer And Non Executive Officer [Member] | Value Of Stock Awards Reported In Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,750,012)	(1,746,271)	(1,024,648)
Non Principal Executive Officer And Non Executive Officer [Member] | Year End Fair Value Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,355,730	1,327,041	3,018,933
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		59,705	(721,319)	6,004,022
Non Principal Executive Officer And Non Executive Officer [Member] | Fair Value As Of Vesting Date Of Equity Awards Granted And Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		490,488	223,432	402,245
Non Principal Executive Officer And Non Executive Officer [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 114,176	$ (542,275)	$ 2,426,802

[1]	The amounts reported for Mr. Lando (our Chief Executive Officer) for each corresponding year are the amounts reported in the “Total” column of the Summary Compensation Table. Refer to the Executive Compensation Tables – Summary Compensation Table.
[2]	SEC rules require certain adjustments be made to the “Summary Compensation Table” totals to determine “compensation actually paid” as reported in the “Pay Versus Performance” table above. For purposes of the equity award adjustments shown below, no equity awards were cancelled due to a failure to meet vesting conditions. The following table details the applicable adjustments that were made to determine “compensation actually paid” (all amounts are averages for the named executive officers other than the CEO). The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
[3]	The dollar amounts represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Lando) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for these purposes in all applicable years are as follows: Ronen Faier, Uri Bechor, Rachel Prishkolnik and Yoav Galin.
[4]	TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The peer group TSR represents TSR of the Invesco Solar ETF index.
[5]	Represents total annual revenue.